(18) Stock Options and Warrants: Schedule of Stock Options Roll Forward (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Details
Options outstanding	336,782
Weighted average exercise price of options outstanding	$ 20.59	$ 28.00
Options granted	129,651
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 10.79
Options expired or cancelled	(29,000)
Weighted average exercise price of options expired or cancelled	$ 60.01
Options outstanding	437,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 6 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 506,361
Options exercisable	377,064
Weighted average exercise price of exercisable options	$ 22.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 6 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 214,560